Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC
Central Index Key	0000846421
Amendment Flag	false
Document Creation Date	Feb. 27, 2014
Document Effective Date	Mar. 01, 2014
Prospectus Date	Mar. 01, 2014
DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND | DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND INC
Risk/Return:
Trading Symbol	DWDXX